Investment Objectives and Goals	Apr. 29, 2026
INVESCO Global Core Equity Fund | INVESCO Global Core Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.
Invesco Global Small Cap Equity Fund | Invesco Global Small Cap Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.
Invesco International Small Company Fund | Invesco International Small Company Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.
INVESCO Small Cap Equity Fund | INVESCO Small Cap Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.